Adjusting Items Included In Net Financing Costs - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Revenue [Line Items]
Interest incurred on adjusting tax payable	£ 23	£ 35
Interest on withholding tax		22
ITC Ltd.
Disclosure Of Revenue [Line Items]
Gain on disposal of ownership	£ 29	27	£ 22
Adjusting gain net of tax			£ 10
Top of Range | ITC Ltd.
Disclosure Of Revenue [Line Items]
Ownership interest in associates	29.57%
Bottom of Range | ITC Ltd.
Disclosure Of Revenue [Line Items]
Ownership interest in associates	29.53%
Venezuela
Disclosure Of Revenue [Line Items]
Monetary gain related to application of hyperinflationary		45
FII GLO
Disclosure Of Revenue [Line Items]
Interest incurred on adjusting tax payable	£ 15	£ 12